UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-04665

            Commonwealth International Series Trust
            (Exact name of registrant as specified in charter)

            5847 San Felipe
            Suite 850
            Houston, TX 77057
            (Address of principal executive offices)

            Citi Fund Services Ohio, Inc.
            3435 Stelzer Road
            Columbus, OH 43219
            (Name and address of agent for service)

Registrant's telephone number, including area code: 888-345-1898
                                                    ------------

Date of fiscal year end: October 31
                         ----------

Date of reporting period: July 31, 2007
                          -------------

Item 1. Schedule of Investments.
Commonwealth International Series Trust
Commonwealth Australia/New Zealand Fund
Schedule of Portfolio Investments
July 31, 2007
(Unaudited)

                                                         Shares        Value
                                                      -----------   -----------
Australia (22.5%)
Common Stocks (19.1%)

Agricultural Operations (1.4%)
AWB NPV, Ltd.                                             102,537   $   314,501
Grain Corp., Ltd.                                          30,239       327,713
                                                                    -----------
                                                                        642,214
                                                                    -----------
Apparel (0.8%)
Billabong International, Ltd.                              27,000       373,125
                                                                    -----------
Banking & Finance (0.2%)
Suncorp-Metway United                                       6,500       107,437
                                                                    -----------
Building Materials (0.4%)
James Hardie Industries NV - ADR                            5,200       166,244
                                                                    -----------
Chemicals - Diversified (0.5%)
Nufarm, Ltd.                                               20,000       223,224
                                                                    -----------
Commercial Services (0.6%)
Brambles Industries, Ltd. *                                30,000       283,205
                                                                    -----------
E-Commerce (0.2%)
Webjet, Ltd *                                             110,000       113,870
                                                                    -----------
Food/Beverage (1.7%)
Goodman Fielder, Ltd.                                     150,000       325,890
Woolworths, Ltd.                                           20,000       465,021
                                                                    -----------
                                                                        790,911
                                                                    -----------
Healthcare (0.7%)
Sonic Healthcare, Ltd.                                     25,000       328,020
                                                                    -----------
Insurance (1.7%)
QBE Insurance Group, Ltd.                                  30,000       766,033
                                                                    -----------
Medical Supplies (0.5%)
Cochlear, Ltd.                                              4,000       210,614
                                                                    -----------
Medical Systems (0.3%)
Optiscan Imaging, Ltd. *                                  263,000       116,519
                                                                    -----------
Mining (4.3%)
Jubilee Mines NL                                           50,000       668,819
Oxiana, Ltd.                                              244,026       775,503
Pan Australian Resources, Ltd. *                          900,000       525,258
                                                                    -----------
                                                                      1,969,580
                                                                    -----------
Oil & Gas (2.3%)
Alinta, Ltd.                                               16,930       213,336
Origin Energy, Ltd.                                       102,702       860,145
                                                                    -----------
                                                                      1,073,481
                                                                    -----------
Retail (1.4%)
Just Group, Ltd.                                          165,000       667,754
                                                                    -----------
Transportation (1.5%)
Asciano Group *                                            34,284       278,079
Toll Holdings, Ltd.                                        34,284       415,657
                                                                    -----------
                                                                        693,736
                                                                    -----------
Utilities (0.6%)
AGL Energy, Ltd.                                           22,000       289,969
                                                                    -----------
Total Common Stocks (Cost $4,509,656)                                 8,815,936
                                                                    -----------

                                                       Principal
                                                      -----------

Bonds (3.4%)
CBA Capital Australia, Ltd., 7.71%, 4/15/15 (c)           300,000       232,882
Commonwealth Bank of Australia,                           300,000       326,078
8.50%, 6/1/10
Hanson Australia Funding, Ltd., 5.25%, 3/15/13            250,000       243,775
Queensland Treasury Corp., 8.00%, 9/14/07 (b)             431,000       367,895
Telstra Corp., Ltd., 6.38%, 4/1/12                        400,000       412,989
                                                                    -----------
Total Bonds (Cost $1,520,401)                                         1,583,619
                                                                    -----------
Total Australia (Cost $6,030,057)                                    10,399,555
                                                                    -----------

                                                         Shares
                                                      -----------
New Zealand (67.0%)
Common Stocks (43.2%)
Agriculture (2.9%)
Allied Farmers, Ltd.                                      472,905       720,519
PGG Wrightson, Ltd.                                       457,263       633,984
                                                                    -----------
                                                                      1,354,503
                                                                    -----------
Appliances (2.1%)
Fisher & Paykel Aplliances Holdings, Ltd.                 263,195       677,696
Scott Technology, Ltd.                                    195,245       290,039
                                                                    -----------
                                                                        967,735
                                                                    -----------
Chemicals (1.9%)
Nuplex Industries, Ltd.                                   170,410       882,765
                                                                    -----------
Commercial Services (3.1%)
Mowbray Collectables, Ltd.                                511,593       643,057
Taylors Group, Ltd.                                       519,431       791,406
                                                                    -----------
                                                                      1,434,463
                                                                    -----------
Computer Service (0.9%)
Finzsoft Solutions, Ltd.                                   14,577        11,105
Renaissance Corp., Ltd.                                   602,000       426,501
                                                                    -----------
                                                                        437,606
                                                                    -----------
Energy (1.7%)
Contact Energy, Ltd.                                       45,000       317,099
Pike River Coal, Ltd. *                                   700,000       453,271
                                                                    -----------
                                                                        770,370
                                                                    -----------
Financial Services (2.3%)
Canterbury Building Society                               200,000       792,272
Loan & Building Society                                    73,999       290,318
                                                                    -----------
                                                                      1,082,590
Healthcare (1.5%)
Fisher & Paykel Healthcare Corp.                          250,000       679,907
                                                                    -----------
Human Resources (0.5%)
Allied Work Force Group, Ltd.                             277,500       251,566
                                                                    -----------
Marine Ports & Services (7.2%)
Port of Tauranga, Ltd.                                    175,000       926,540
South Port of New Zealand, Ltd.                         1,027,930     2,349,231
                                                                    -----------
                                                                      3,275,771
                                                                    -----------
Metal Fabricate/Hardware (3.0%)
Methven, Ltd.                                             450,000       867,309
Steel & Tube Holdings, Ltd.                               140,000       511,930
                                                                    -----------
                                                                      1,379,239
                                                                    -----------
Miscellaneous Manufacturing (1.2%)
Skellerup Holdings, Ltd.                                  785,089       562,196
                                                                    -----------
Multi-Media (1.7%)
Sky Network Television, Ltd.                              189,745       797,904
                                                                    -----------
Oil & Gas (1.0%)
New Zealand Oil & Gas, Ltd. *                             462,000       450,498
                                                                    -----------

Pharmaceuticals (0.3%)
Life Pharmacy, Ltd.                                       268,158       147,084
                                                                    -----------
Real Estate (4.9%)
Calan Healthcare Properties Trust                         901,813       906,841
ING Property Trust                                        802,481       727,483
Kermadec Property Fund                                    814,919       620,806
                                                                    -----------
                                                                      2,255,130
                                                                    -----------
Recreation (1.3%)
Tourism Holdings, Ltd.                                    309,000       579,075
                                                                    -----------
Retail (0.4%)
Briscoe Group, Ltd.                                       140,000       172,776
                                                                    -----------
Telecommunications (1.7%)
Cabletalk Group, Ltd. *                                   784,788       209,248
Team Talk, Ltd.                                           300,000       566,780
                                                                    -----------
                                                                        776,028
                                                                    -----------
Transportation (1.2%)
Mainfreight, Ltd.                                          50,000       288,723
Tranz Rail Holdings, Ltd. *                               120,000       269,677
                                                                    -----------
                                                                        558,400
                                                                    -----------
Utilities (2.4%)
Infratil, Ltd.                                            455,458     1,089,480
                                                                    -----------
Total Common Stocks (Cost $13,625,233)                               19,905,086
                                                                    -----------

                                                       Principal
                                                      -----------
Bonds (18.2%)
ANZ National Bank, Ltd., 3.75%, 1/5/09                    300,000       293,865
Auckland International Airport, 7.50%, 11/15/08 (c)       350,000       262,896
Federal National Mortgage Association,                    400,000       298,648
0.00%, 10/29/07
Fletcher Building Finance, Ltd., 8.60%, 3/15/08 (c)       775,000       592,403
Generator Bonds, Ltd., 8.00%, 8/20/08                     270,000       204,493
Global Corporate Credit, Ltd, 7.20%,                    1,138,000       824,283
Series 1 12/30/08 (c)
Global Corporate Credit, Ltd., 8.25%, 12/30/08 (c)      1,126,000       816,595
Global Equity Market Securities, Ltd.,                  3,350,000     3,955,647
0.00%, 1/18/08 (c)
GPG Finance Plc, 8.70%, 12/15/08 (c)                    1,500,000     1,147,843
                                                                    -----------
Total Bonds (Cost $5,761,468)                                         8,396,673
                                                                    -----------

                                                         Shares
                                                      -----------
Investment Companies (4.6%)
AMP Investments' World Index Fund *                       791,119       825,664
New Zealand Investments Trust Plc                         150,169     1,294,995
                                                                    -----------
Total Investment Companies (Cost $1,219,413)                          2,120,659
                                                                    -----------

Preferred Stocks (0.9%)
ASB Capital, Ltd.                                         500,000       401,850
                                                                    -----------
Total Preferred Stocks (Cost $364,406)                                  401,850
                                                                    -----------

Rights/Warrants (0.1%)
Infratil, Ltd., Strike Price 4.25,                         45,545        25,328
Expiration 6/29/12
Methven, Ltd., Strike Price 1.75,                          56,250        36,424
                                                                    -----------
Expiration 8/27/07
                                                                         61,752
                                                                    -----------
Total New Zealand (Cost $20,970,520)                                 30,886,020
                                                                    -----------

Short-Term Investments (7.8%)
Fifth Third Bank Institutional Govt                     3,577,386     3,577,386
Money Market Fund
Forsyth Barr Money Market                                  52,213        39,776
                                                                    -----------
Total Short-Term Investments (Cost $3,617,397)                        3,617,162
                                                                    -----------


Total Investments (Cost $30,617,974) (a) - 97.3%                     44,902,737
Other assets in excess of liabilities - 2.7%                          1,248,815
                                                                    -----------
NET ASSETS - 100.0%                                                 $46,151,552
                                                                    ===========

----------
Percentages indicated are based on net assets of $46,151,552.

(a) Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation                                 $14,796.631
            Unrealized depreciation                                    (511,868)
                                                                    -----------
            Net unrealized appreciation                             $14,284,763
                                                                    ===========

*     Denotes non-income producing security.

(b) Principal amount shown is in Australia Dollars; Value shown is in U.S. Dollars.

(c) Principal amount shown is in New Zealand Dollars; Value shown is in U.S. Dollars

ADR - American Depositary Receipt.

For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Commonwealth International Series Trust
Commonwealth Global Fund
Schedule of Portfolio Investments
July 31, 2007
(Unaudited)

                                                         Shares        Value
                                                      -----------   -----------
Common Stocks (84.9%)
Australia (0.8%)
Interoil Corp. *                                           10,000   $   215,300
                                                                    -----------

Brazil (3.0%)
Cia de Saneamento Basico do Estado de                       5,000       239,100
Sao Paulo - ADR
Cia Vale do Rio Doce - ADR                                 12,000       588,120
                                                                    -----------
                                                                        827,220
                                                                    -----------
Canada (2.3%)
Biovail Corp.                                              16,000       305,440
Vitran Corp, Inc. *                                        16,000       321,600
                                                                    -----------
                                                                        627,040
                                                                    -----------
France (6.2%)
Arkema - ADR *                                              6,130       400,673
BNP Paribas - ADR                                           6,000       335,629
France Telecom SA - ADR                                    15,000       407,550
Thomson - ADR                                               9,200       150,696
Total SA - ADR                                              5,200       408,771
                                                                    -----------
                                                                      1,703,319
                                                                    -----------
Germany (5.9%)
Deutsche Bank AG                                            4,000       545,120
E.ON AG - ADR                                               8,000       418,640
SAP AG - ADR                                                5,000       269,600
Siemens A G                                                 3,000       379,890
                                                                    -----------
                                                                      1,613,250
                                                                    -----------
Great Britain (10.2%)
Anglo American PLC                                         11,830       346,974
British Airways Plc - ADR *                                 3,800       307,137
Intercontinental Hotels Group - ADR                        19,001       434,553
GlaxoSmithKline Plc - ADR                                   8,000       408,640
Lloyds TSB Group Plc - ADR                                 10,900       493,115
National Grid Plc - ADR                                     3,071       218,287
Signet Group Plc - ADR                                      8,000       159,600
Tate & Lyle Plc - ADR                                       4,000       184,837
Vodafone Group Plc - ADR                                    7,875       239,006
                                                                    -----------
                                                                      2,792,149
                                                                    -----------
Guernsey (1.3%)
Amdocs, Ltd. *                                             10,000       361,900
                                                                    -----------
India (0.8%)
Satyam Computer Services, Ltd. - ADR                        8,000       213,280
                                                                    -----------
Israel (1.6%)
Teva Pharmaceutical Industries, Ltd.                       10,198       428,520
                                                                    -----------
Mexico (1.4%)
Grupo Televisa SA - ADR                                    15,000       378,750
                                                                    -----------
Netherlands (5.1%)
ABN AMRO Holding NV - ADR                                  10,706       533,159
ING Groep NV - ADR                                         13,842       583,855
Unilever NV - NYS                                           9,000       272,340
                                                                    -----------
                                                                      1,389,354
                                                                    -----------

Portugal (1.0%)
Portugal Telecom SGPS SA - ADR                             20,300       284,200
                                                                    -----------
South Korea (1.5%)
Korea Electric Power Corp. - ADR                            8,000       189,840
KT Corp. - ADR                                              9,500       223,440
                                                                    -----------
                                                                        413,280
                                                                    -----------
Spain (1.2%)
Banco Santander Central Hispano SA - ADR                   17,000       316,200
                                                                    -----------
Switzerland (1.1%)
Nestle SA - ADR                                             3,100       299,464
                                                                    -----------
United States (41.6%)
AGCO Corp. *                                               15,000       576,450
American National Insurance                                 2,998       448,291
BJ's Wholesale Club, Inc. *                                 5,075       172,347
Bunge, Ltd.                                                 6,500       588,965
Chemed Corp.                                                5,200       329,056
Compass Bancshares, Inc.                                    6,150       426,072
Conmed Corp. *                                              7,720       215,388
Continental Airlines, Inc. *                               10,000       315,100
Dentsply International, Inc.                                6,700       244,483
DST Systems, Inc. *                                         7,385       560,300
Electronic Arts, Inc. *                                    10,000       486,400
Headwaters, Inc. *                                         10,000       161,300
Hercules Offshore, Inc. *                                   5,848       175,545
International Rectifier Corp. *                            10,000       367,100
KVH Industries, Inc. *                                     16,000       141,120
Lifepoint Hospitals, Inc. *                                15,000       443,250
Lubrizol Corp.                                              5,055       316,746
Lufkin Industries, Inc.                                    10,000       592,100
Lyondell Chemical Co.                                      10,000       449,000
Metrocorp Bancshares, Inc.                                  5,000        91,250
National-OilWell Varco, Inc. *                              3,633       436,360
Norfolk Southern Corp.                                      9,000       484,020
Northwest Natural Gas Co.                                   6,000       250,020
Pentair, Inc.                                              12,760       461,912
Prudential Financial, Inc.                                  5,000       443,150
Quanex Corp.                                                6,487       292,304
SanDisk Corp. *                                             5,000       268,150
SCANA, Corp.                                                6,075       227,084
Smith International, Inc.                                   4,490       275,731
UBS AG                                                      6,000       330,420
Varian Semiconductor Equipment, Inc. *                     12,000       564,000
XTO Energy, Inc.                                            5,000       272,650
                                                                    -----------
                                                                     11,406,064
                                                                    -----------
Total Common Stocks (Cost $15,617,705)                               23,269,290
                                                                    -----------

Investment Companies (6.5%)
Commonwealth Australia/New Zealand Fund (b)                42,405       161,140
Commonwealth Japan Fund (b)                                42,777       823,463
iShares MSCI Japan Index Fund                              25,000       360,750
iShares S&P/TOPIX 150  Index Fund                           3,500       444,955
                                                                    -----------
Total Investment Companies (Cost $1,377,535)                          1,790,308
                                                                    -----------

Preferred Stocks (1.1%)
Chesapeake Energy Corp.                                     1,000       101,190
HSBC USA, Inc.                                              8,000       201,440
                                                                    -----------
Total Preferred Stocks (Cost $294,060)                                  302,630
                                                                    -----------

                                                       Principal
                                                      -----------

Bonds (4.3%)
EnCana Corp., 4.60%, 8/15/09                              135,000       133,035
JP Morgan Chase & Co., 0.00%, 2/10/11                     150,000       187,365
Mexico Government International Bond,                     200,000       197,200
4.63%, 10/8/08
SMBC International Finance NV, 8.50%, 6/15/09             270,000       284,953
Toyota Motor Credit Corp., Step-up bond,                  200,000       187,001
4.25%, 2/4/25
Vodafone Group Plc, 3.95%, 1/30/08                        200,000       198,597
                                                                    -----------
Total Bonds (Cost $1,168,566)                                         1,188,151
                                                                    -----------

                                                         Shares
                                                      -----------

Short-Term Investments (3.0%)
Fifth Third Bank Institutional Govt                       833,471       833,471
                                                                    -----------
Money Market Fund
Total Short-Term Investments (Cost $833,471)                            833,471
                                                                    -----------


Total Investments (Cost $19,291,337) (a) - 99.8%                     27,383,850
Other assets in excess of liabilities - 0.2%                             52,193
                                                                    -----------
NET ASSETS - 100.0%                                                 $27,436,043
                                                                    ===========

----------
Percentages indicated are based on net assets of $27,436,043.

(a) Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation                                 $ 8,578,549
            Unrealized depreciation                                   (486,036)
                                                                    -----------
            Net unrealized appreciation                             $ 8,092,513
                                                                    ===========

*     Denotes non-income producing security.

(b)   Affiliated by having the same Investment Advisor.

ADR - American Depositary Receipt.

NYS - New York Share.

For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Commonwealth International Series Trust
Commonwealth Japan Fund
Schedule of Portfolio Investments
July 31, 2007
(Unaudited)

                                                         Shares        Value
                                                      -----------   -----------
Common Stocks (90.6%)
Automotive Parts and Equipment (5.6%)
Denso Corp.                                                 3,000   $   113,719
NGK Spark Plug Co., Ltd.                                    6,000       110,426
Sumitomo Rubber Industries, Inc.                           10,000       120,473
Tokai Rika Co., Ltd.                                        4,000       107,049
                                                                    -----------
                                                                        451,667
                                                                    -----------
Banks (4.8%)
Fukuoka Financial Group, Inc. *                            10,000        64,247
Mitsubishi UFJ Financial Group, Inc. - ADR                 10,000       106,400
Sumitomo Mitsui Financial Group, Inc.                          24       218,826
                                                                    -----------
                                                                        389,473
                                                                    -----------
Building Materials (2.1%)
Taiheiyo Cement Corp.                                      40,000       171,887
                                                                    -----------
Chemicals (1.9%)
JSR Corp.                                                   6,000       151,963
                                                                    -----------
Commercial Services (0.5%)
Shinwa Art Auction Co., Ltd.                                   21        39,713
                                                                    -----------
Computers (2.9%)
Melco Holdings, Inc.                                        4,500       106,944
TDK Corp. - ADR                                             1,500       127,530
                                                                    -----------
                                                                        234,474
                                                                    -----------
Distribution/Wholesale (3.6%)
Marubeni Corp.                                             30,000       292,022
                                                                    -----------
Electronics (8.7%)
Fanuc, Ltd.                                                 1,500       163,740
Fujitsu, Ltd.                                              10,000        66,526
Hoya Corp.                                                  4,000       127,649
Taiyo Yuden Co., Ltd.                                      10,000       218,235
TOYO Corp.                                                  8,000       112,453
                                                                    -----------
                                                                        688,603
                                                                    -----------
Engineering & Construction (1.8%)
Kajima Corp.                                               36,000       148,620
                                                                    -----------
Financial Services (0.5%)
Nissin Co., Ltd. - ADR                                     11,520        39,629
                                                                    -----------
Food & Beverage (0.9%)
Kirin Brewery Co., Ltd.                                     5,000        71,296
                                                                    -----------
Healthcare-Products (4.3%)
Nakanishi, Inc.                                             1,500       174,757
Terumo Corp.                                                4,000       170,874
                                                                    -----------
                                                                        345,631
                                                                    -----------
Home furnishings (1.6%)
Alpine Electronics, Inc.                                    8,000       125,488
                                                                    -----------
Human Resources (1.5%)
Intelligence, Ltd.                                             66       122,026
                                                                    -----------
Insurance (5.4%)
Aflac, Inc.                                                 3,000       156,359
Millea Holdings, Inc. - ADR                                 3,750       147,938
T & D Holdings, Inc.                                        2,000       132,039
                                                                    -----------
                                                                        436,336
                                                                    -----------

Internet Services (0.7%)
Internet Initiative Japan, Inc. - ADR                       7,000        54,320
                                                                    -----------
Leisure, Recreation and Gaming (8.5%)
Nintendo Co., Ltd.                                          1,000       491,347
Resorttrust, Inc.                                           3,360        80,702
Sankyo Co., Ltd.                                            2,500       100,464
                                                                    -----------
                                                                        672,513
                                                                    -----------
Machinery (4.4%)
Kubota Corp. - ADR                                          2,000        83,440
Meidensha Corp.                                            38,000       122,870
Nidec Corp. - ADR                                           9,000       148,680
                                                                    -----------
                                                                        354,990
                                                                    -----------
Miscellaneous Manufacturing (0.8%)
Amano Corp.                                                 5,000        67,750
                                                                    -----------
Oil & Gas (0.8%)
AOC Holdings, Inc.                                          4,000        66,830
                                                                    -----------
Pharmaceuticals (3.0%)
Chugai Pharmaceutical Co., Ltd.                             6,500       112,769
Takeda Pharmaceutical Co., Ltd.                             2,000       131,026
                                                                    -----------
                                                                        243,795
                                                                    -----------
Printing (1.1%)
Tosho Printing Co., Ltd.                                   30,000        91,431
                                                                    -----------
Publishing (1.3%)
Kadokawa Holdings, Inc.                                     4,000       106,712
                                                                    -----------
Real Estate (5.2%)
Recrm Research Co., Ltd.                                       50        51,921
Sumitomo Realty & Development Co., Ltd.                     6,000       180,836
Tokyo Tatemono Co., Ltd.                                   15,000       183,748
                                                                    -----------
                                                                        416,505
                                                                    -----------
Retail (3.5%)
Sundrug Co., Ltd.                                           4,000        83,411
Yamada Denki Co., Ltd.                                      2,000       200,760
                                                                    -----------
                                                                        284,171
                                                                    -----------
Textiles (1.9%)
Ichikawa Co., Ltd.                                         35,000       149,219
                                                                    -----------
Transportation (7.8%)
East Japan Railway Co.                                         15       111,946
Hankyu Holdings, Inc.                                      22,000       111,625
Keihin Electric Express Railway Co., Ltd.                  13,000        79,569
Keio Corp.                                                 18,000       113,820
Tobu Railway Co., Ltd.                                     18,000        79,173
Yamato Holdings, Co., Ltd.                                  9,000       134,867
                                                                    -----------
                                                                        631,000
                                                                    -----------
Utilities (5.5%)
Hokkaido Electric Power Co., Ltd.                           6,000       124,610
Toho Gas Co., Ltd.                                         35,000       162,811
Tohoku Electric Power Co., Inc.                             7,000       156,015
                                                                    -----------
                                                                        443,436
                                                                    -----------
Total Common Stocks (Cost $5,398,646)                                 7,291,500
                                                                    -----------

Investment Companies (1.6%)
Morgan Stanley Asia Pacific Fund, Inc.                      6,000       125,580
                                                                    -----------

Total Investment Companies (Cost $66,360)                               125,580
                                                                    -----------

                                                       Principal
                                                      -----------

Bonds (5.9%)
Aflac, Inc., 6.50%, 4/15/09                                78,000        79,355
Bank of Tokyo-Mitsubishi UFJ, Ltd.., 8.40%, 4/15/10        48,000        51,634
SMBC International Finance NV, 8.50%, 6/15/09             150,000       158,307
Toyota Motor Credit Corp., Step-up bond,                  200,000       187,001
4.25%, 2/4/25                                                       -----------
Total Bonds (Cost $489,763)                                             476,297
                                                                    -----------

                                  Expiration Date
                                   Exercise Price   Contracts (b)
                                   --------------    -----------

CALL OPTION PURCHASED (0.3%)
iShares MSCI Japan Index Fund      1/19/08 - 12.5             100        23,000
                                                                    -----------
Total CALL OPTION PURCHASED                                              23,000
(Cost $31,305)                                                      -----------


Total Investments                                                     7,916,377
(Cost $5,986,074) (a) - 98.4%
Other assets in excess of                                               131,009
liabilities - 1.6%                                                  -----------
NET ASSETS - 100.0%                                                 $ 8,047,386
                                                                    ===========

----------
Percentages indicated are based on net assets of $8,047,386.

(a) Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation                                 $ 2,397,479
            Unrealized depreciation                                    (467,177)
                                                                    -----------
            Net unrealized appreciation                             $ 1,930,303
                                                                    ===========

*     Denotes non-income producing security.

(b)   Each contract is equivalent to 100 shares

ADR - American Depositary Receipt.

For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Commonwealth International Series Trust
Commonwealth Real Estate Securities Fund
Schedule of Portfolio Investments
July 31, 2007
(Unaudited)

                                                         Shares        Value
                                                      -----------   -----------
Common Stocks (72.0%)
Building Materials (11.4%)
Cemex SA de CV - ADR                                       11,821   $   382,291
CRH Plc - ADR                                               9,200       412,803
James Hardie Industries NV - ADR                            6,900       220,593
Lafarge SA - ADR                                            5,000       211,600
Universal Forest Products, Inc. #                           3,000       118,680
USG Corp. *                                                 7,000       290,570
                                                                    -----------
                                                                      1,636,537
                                                                    -----------
Distribution & Wholesale (1.2%)
Wolseley Plc - ADR                                          8,000       176,880
                                                                    -----------
Financial Services (1.9%)
Delta Financial Corp. *                                    17,000       168,300
Fannie Mae                                                  1,800       107,712
                                                                    -----------
                                                                        276,012
                                                                    -----------
Homebuilders (3.5%)
Desarrolladora Homex SA de CV - ADR * #                     9,000       508,680
                                                                    -----------
Insurance (1.8%)
First American Corp.                                        3,500       162,015
Stewart Information Services Corp.                          2,700        98,496
                                                                    -----------
                                                                        260,511
                                                                    -----------
Lodging (1.9%)
Starwood Hotels & Resorts Worldwide, Inc.                   4,500       283,320
                                                                    -----------
Real Estate (7.3%)
Alto Palermo SA - ADR                                      17,000       313,696
Hang Lung Properties, Ltd. - ADR                           18,000       335,794
IRSA Inversiones y Representaciones SA - GDR *             10,000       183,500
St. Joe Co.                                                 2,000        81,080
WP Carey & Co., LLC                                         5,000       155,300
                                                                    -----------
                                                                      1,069,370
                                                                    -----------
Real Estate Investment Trust - Apartments (7.7%)
Archstone - Smith Trust                                     4,000       229,640
Avalonbay Communities, Inc.                                 1,500       161,955
Camden Property Trust                                       3,900       214,344
Education Realty Trust, Inc.                                9,000       118,350
Equity Residential                                          4,500       179,145
GMH Communities Trust                                      15,500       130,200
UDR, Inc.                                                   4,000        92,360
                                                                    -----------
                                                                      1,125,994
                                                                    -----------
Real Estate Investment Trusts - Diversified (3.1%)
First Potomac Realty Trust                                  8,000       156,720
PS Business Parks, Inc.                                     3,500       178,850
Washington Real Estate Investment Trust                     4,000       119,360
                                                                    -----------
                                                                        454,930
                                                                    -----------
Real Estate Investment Trusts - Health Care (0.8%)
Senior Housing Properties Trust                             6,800       117,504
                                                                    -----------
Real Estate Investment Trusts - Hotels (7.1%)
Diamondrock Hospitality Co.                                12,000       202,080
Equity Inns, Inc.                                          11,000       245,960
Hersha Hospitality Trust                                   12,000       126,000
Host Hotels & Resorts, Inc.                                11,636       245,752
Strategic Hotels & Resorts, Inc.                           10,000       212,800
                                                                    -----------
                                                                      1,032,592
                                                                    -----------

Real Estate Investment Trusts -
Manufactured Homes (0.8%)
American Land Lease, Inc.                                   5,600       117,320
                                                                    -----------
Real Estate Investment Trusts - Mortgage (0.5%)
American Mortgage Acceptance Corp.                          4,000        30,360
RAIT Investment Trust                                       4,000        41,440
                                                                    -----------
                                                                         71,800
                                                                    -----------
Real Estate Investment Trusts -
Office Property (9.0%)
Alexandria Real Estate Equities, Inc.                       2,500       215,325
American Financial Realty Trust                            12,000       105,240
Biomed Realty Trust, Inc.                                   8,000       174,720
Boston Properties, Inc.                                     1,500       141,735
HRPT Properties Trust                                      10,100        94,435
Maguire Properties, Inc.                                    3,000        85,830
Republic Property Trust                                    12,000       168,240
Vornado Realty Trust                                        3,000       321,089
                                                                    -----------
                                                                      1,306,614
                                                                    -----------
Real Estate Investment Trust -
Regional Malls (1.5%)
General Growth Properties, Inc.                             4,500       215,910
                                                                    -----------

Real Estate Investment Trusts -
Shopping Centers (4.8%)
Acadia Realty Trust                                         4,800       110,544
Agree Realty Corp.                                          4,400       128,084
Kite Realty Group Trust                                    10,000       159,600
Saul Centers, Inc.                                          4,100       177,817
Weinharten Realty Investors                                 3,450       126,305
                                                                    -----------
                                                                        702,350
                                                                    -----------
Real Estate Investment Trusts- Storage (3.2%)
Extra Space Storage, Inc.                                  13,200       185,328
Public Storage, Inc.                                        4,000       280,360
                                                                    -----------
                                                                        465,688
                                                                    -----------
Real Estate Investment Trust -
Warehouse and Industrial (1.8%)
Prologis                                                    4,500       256,050
                                                                    -----------

Retail - Building Products (2.7%)
Home Depot, Inc.                                            3,300       122,661
Kingfisher Plc - ADR                                       12,000       104,002
Lowe's Cos.,Inc                                             6,000       168,060
                                                                    -----------
                                                                        394,723
                                                                    -----------
Total Common Stocks (Cost $8,320,402)                                10,472,785
                                                                    -----------

Investment Companies (7.6%)
DWS RREEF Real Estate Fund, Inc.                            9,000       182,700
iShares Cohen & Steers Realty Majors Index Fund #           3,000       251,040
iShares Dow Jones U.S. Real Estate Index Fund               3,200       225,280
LMP Real Estate Income Fund                                16,000       306,880
streetTRACKS Dow Jones Wilshire                             1,950       144,827
                                                                    -----------
REIT ETF Fund
Total Investment Companies (Cost $872,961)                            1,110,727
                                                                    -----------

Preferred Stock (2.5%)
Fannie Mae                                                  7,000       362,688
                                                                    -----------
Total Preferred Stock (Cost $398,160)                                   362,688
                                                                    -----------

                                                       Principal
                                                      -----------

Bonds (5.4%)
Centex Corp., 4.55%, 11/1/10                              150,000       140,573
Hanson Australia Funding, Ltd., 5.25%, 3/15/13            250,000       243,775
Hilton Hotels Corp., 7.20%, 12/15/09                      200,000       202,750
Vornado Realty LP, 4.50%, 8/15/09                         200,000       196,364
                                                                    -----------
Total Bonds (Cost $802,159)                                             783,462
                                                                    -----------

Agency Obligations (2.8%)
Federal Home Loan Bank System, 4.38%, 5/16/08             105,000       104,347
Federal Home Loan Bank System, 4.50%, 11/26/08            300,000       297,972
                                                                    -----------
Total Agency Obligations (Cost $405,000)                                402,319
                                                                    -----------

Asset Backed Securities (1.5%)
Greenpoint Manufactured Housing, 5.32%, 3/11/23 (b)       225,000       225,000
                                                                    -----------
Total Asset Backed Securities (Cost $225,000)                           225,000
                                                                    -----------

Short-Term Investments (8.0%)
Fifth Third Bank Institutional Govt                     1,161,317     1,161,317
                                                                    -----------
Money Market Fund
Total Short-Term Investments (Cost $1,161,317)                        1,161,317
                                                                    -----------


                                  Expiration Date
Call Options Purchased (0.0%)      Exercise Price   Contracts (c)
                                   --------------   -------------
Desarrolladora Homex                09/22/07 - 65              40         3,000
                                                                    -----------
Total Purchased Call Options                                              3,000
(Cost $14,120)                                                      -----------

Total Investments                                                    14,521,298
(Cost $12,199,119) (a) - 99.8%
Call Options Written                                                     (3,750)
(Proceeds $71,008) - (-0.0%)                                        -----------
Other assets in excess of                                                30,377
liabilities - 0.2%                                                  -----------
NET ASSETS - 100.0%                                                 $14,551,675
                                                                    ===========

                                  Expiration Date
                                   Exercise Price   Contracts (c)
                                   --------------   -------------
Call Options Written (-0.0%)
Desarrolladora Homex SA dc CV#      09/22/07 - 65              45        (2,250)
iShares Cohen Steers Realty        08/18/07 - 104              30          (300)
Estate Index Fund#Universal         10/20/07 - 50              30        (1,200)
Forest Products, Inc.#
Total Call Options Written                                          $    (3,750)
(Proceeds $71,008)                                                  ===========

----------
Percentages indicated are based on net assets of $14,551,675.

(a) Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation                                     $ 3,096,203
        Unrealized depreciation                                        (706,766)
                                                                    -----------
        Net unrealized appreciation                                 $ 2,389,437
                                                                    ===========

*     Denotes non-income producing security.

(b) Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2007.

(c)   Each contract is equivalent to 100 shares.

#     Call options have been written by the fund against this position.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt

For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust
             ---------------------------------------

By: /s/ Robert W. Scharar
    --------------------------------
        Robert W. Scharar, President

Date:  September 24, 2007
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert W. Scharar
    --------------------------------
        Robert W. Scharar, President

Date:  September 24, 2007
       ------------------

By: /s/ Linda A. Durkin
    --------------------------------
        Linda A. Durkin, Treasurer

Date:  September 24, 2007
       ------------------